FINANCIAL RISK MANAGEMENT, Interest Rate Risk (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)
Financial Assets and Financial Liabilities [Abstract]
Financial assets		$ 492,796,781	$ 323,105,075
Financial liabilities		518,380,678	335,009,475
Interest Rate Risk [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets		216,446,068	133,473,800
Financial liabilities	[1]	$ 450,154,594	278,443,497
Decrease in variable rate basis		0.0100
Interest Rate Risk [Member] | Fixed Interest Rate [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets		$ 214,572,395	133,336,086
Financial liabilities	[1]	450,154,594	278,443,497
Interest Rate Risk [Member] | Variable Interest Rate [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets		1,873,673	137,714
Financial liabilities	[1]	$ 0	$ 0

[1]	Includes 2018 Notes. For further information see Note 13 to the Consolidated Financial Statements.